Earnings/ (Losses) per share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Earnings per Share Reconciliation [Abstract]
Net income/ (loss) attributable to DryShips Inc.	$ 4,349	$ (26,351)
Basic and diluted EPS/LPS
Income/ (Loss) available to common stockholders	$ 4,349	$ (26,351)
Weighted-average number of outstanding shares (denominator)	102,123,365	243,433
Amount per share	$ 0.04	$ (108.25)